Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes

NOTE 10 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2019	2018
	(In Thousands)
Current	$1,620	$2,529
Deferred	988	24
	$2,608	$2,553

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. As of December 31, 2019, the Company has a $4,611,000 net operating loss carryforward that will begin to expire in 2035.  A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2019	2018
Tax at statutory rates	21.0%	21.0%
Tax exempt interest income, net of interest expense disallowance	(4.4)	(4.9)
Earnings and proceeds on life insurance	(1.0)	(1.1)
Other	(0.1)	0.8

	15.5%	15.8%

The net deferred tax asset included in other assets in the accompanying Consolidated Balance Sheets includes the following amounts of deferred tax assets and liabilities:

	2019	2018
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,787	$1,775
Deferred compensation	797	766
Core deposit intangible	141	278
Prepaid expenses	55	90
Pension liability	360	363
Foreclosed real estate valuation allowance	17	20
AMT tax credit carryforward	-	260
Net operating loss carryforward	968	1,173
Net unrealized loss on securities	-	1,477
Other	122	95
Total Deferred Tax Assets	4,247	6,297

Deferred tax liabilities:
Premises and equipment	598	223
Deferred loan fees	220	186
Net unrealized gain on pension liability	221	143
Purchase price adjustment	327	321
Net unrealized gain on securities	94	-
Total Deferred Tax Liabilities	1,460	873

Net Deferred Tax Asset	$2,787	$5,424

The Company’s federal and state income tax returns for taxable years through 2016 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.